Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets as of December 31, 2025 are as follows:

December 31,
2025
Deferred tax assets:
Stock based compensation	$12,117
Change in fair value of digital assets	29,651,948
Loss on purchase of Bitcoin	12,859,323
Net operating loss carryforwards	926,316
Total deferred tax assets	43,449,705
Valuation allowance	(43,449,705)
Deferred tax assets, net valuation allowance	-

Schedule of Reconciliation Statutory Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2025
Pre-tax book loss	$(217,339,312)
U.S. federal statutory income tax rate	$(45,641,256)	21.0%
State tax benefit (expense), net of federal benefit	-	0.0%
Stock based compensation	2,191,551	(1.0)%
Change in valuation allowance	(43,449,705)	(20.0)%
Income tax provision	$-	0.0